Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2022
Restricted Cash [Abstract]
Schedule of company’s restricted cash
	June 30, 2022	December 31, 2021
	(Unaudited)
Restricted cash in banks and other financial institutions	$17,680,536	$20,592,223
Restricted cash in other guaranteed creditors	8,659,172	9,101,466
	$26,339,708	$29,693, 689